Revenue (Disaggregation of Revenue From Contracts With Customers) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reportable segment revenues		$ 1,258	$ 1,157	$ 1,020
Renewals [Member]
Reportable segment revenues		835	759	671
Real Estate [Member]
Reportable segment revenues	[1]	262	249	207
Direct To Consumer [Member]
Reportable segment revenues	[1]	156	144	$ 142
Service, Other [Member]
Reportable segment revenues		$ 6	$ 5

[1]	First year revenue only.